CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	[1]	$ 3,941,699	$ 6,365,581	$ 6,214,971
Other comprehensive income/(loss) that will not be reclassified to net income
Remeasurement income related to defined benefit liability		4,073	6,041	(44,594)
Income tax		(5,531)	(4,747)	13,234
Net of tax amount		(1,458)	1,294	(31,360)
Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)
Unrealized gain		22,378	22,109	11,144
Income tax		(2,358)	6,463	(246)
Net of tax amount		20,020	28,572	10,898
Income tax		(356)	0	0
Net of tax amount		(356)	0	0
Total other comprehensive income that will not be reclassified to net income, net of tax		18,206	29,866	(20,462)
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
Loss on investments recycled to profit or loss upon disposal		0	(5,996)	(8,679)
Unrealized gain		16,475	20,272	119,225
Changes in loss allowance for credit losses		(604)	538	3,741
Income tax		19,029	8,422	(21,023)
Net of tax amount		34,900	23,236	93,264
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations		(3,118,395)	2,978,351	(4,963,913)
Gain/(Loss) on net investment hedge in foreign operations		364,414	(742,930)	1,948,833
Income tax		(140,820)	307,656	(772,755)
Net of tax amount	[2]	(2,894,801)	2,543,077	(3,787,835)
Cash flow hedges
Net gains from cash flow hedges		(5,947)	351	0
Reclassification to the Statement of Income		144	(135)	0
Income tax		87	(87)	0
Net of tax amount		(5,716)	129	0
Unrealized loss on investments in associates and joint ventures using equity method		(70)	(7,690)	(2,225)
Income tax		(617)	1,348	2,223
Net of tax amount		(687)	(6,342)	(2)
Total other comprehensive income that may be reclassified to net income, net of tax		(2,866,304)	2,560,100	(3,694,573)
Other comprehensive income, attributable to the owners of the Parent Company, net of tax		(2,848,098)	2,589,966	(3,715,035)
Other comprehensive income, attributable to the Non-controlling interest		(3,488)	3,278	(5,222)
Total comprehensive income attributable to:		1,090,113	8,958,825	2,494,714
Equity holders of the Parent Company		972,536	8,857,710	2,401,901
Non-controlling interest		$ 117,577	$ 101,115	$ 92,813

[1]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.
[2]	In 2025, there was a 14.79% revaluation of the Colombian peso against the U.S. dollar, in 2024 there was a 15.36% devaluation and in 2023 there was 20.54% revaluation .